Net Loss From Continuing Operations - Other Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Income (Loss) From Continuing Operations [Abstract]
Impairment losses on property, plant and equipment	$ 31,963	$ 1,387	$ 0
Losses on disposal on property, plant and equipment	2,646	1,642	0
Impairment losses on right-of-use assets and intangibles	1,569	0	0
Customer care package	1,394	0	0
Loss on commitment	1,001	0	0
Other loss	108	0	0
Other operating expenses	$ 38,681	$ 3,029	$ 0